Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Minimum Lease Commitments of Company and its Subsidiaries Under Operating Leases, at Rates in Effect

Minimum lease commitments of the Company and its subsidiaries under operating leases, at rates in effect on December 31, 2016, were as follows:

$ in thousands
Year ending December 31:
2017	9,204
2018	6,895
2019	5,897
2020	5,525
2021	5,540
2022 - 2026	20,353

53,414